                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                         Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Flexible Opportunities Fund

 Schedule of Investments 7/31/17 (unaudited)

 Shares

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 0.0% †

 Real Estate - 0.0% †

 Retail REIT - 0.0% †

 204

 Wheeler Real Estate Investment Trust, Inc., 9.0%

 $

 175,950

 Total Real Estate

 $

 175,950

 TOTAL PREFERRED STOCKS

 (Cost $195,245)

 $

 175,950

 COMMON STOCKS - 70.4%

 Materials - 2.7%

 Diversified Metals & Mining - 1.6%

 776,420

 Glencore Plc

 $

 3,423,580

 214,234

 MMC Norilsk Nickel PJSC (A.D.R.)

 3,217,795

 162,204

 Teck Resources, Ltd.

 3,523,796

 $

 10,165,171

 Steel - 1.1%

 125,648

 ArcelorMittal

 $

 3,299,239

 60,742

 Steel Dynamics, Inc.

 2,150,874

 116,042

 TimkenSteel Corp.

 1,843,907

 $

 7,294,020

 Total Materials

 $

 17,459,191

 Capital Goods - 13.9%

 Aerospace & Defense - 7.6%

 18,008

 L-3 Communications Holdings, Inc.

 $

 3,150,860

 319,896

 Leonardo S.p.A.

 5,574,612

 23,353

 MTU Aero Engines AG

 3,424,462

 24,942

 Northrop Grumman Corp.

 6,562,988

 37,403

 Raytheon Co.

 6,424,713

 57,771

 Rockwell Collins, Inc.

 6,154,345

 83,105

 Spirit AeroSystems Holdings, Inc. *

 5,022,035

 57,204

 Thales SA

 6,333,721

 25,324

 The Boeing Co.

 6,140,057

 $

 48,787,793

 Construction & Engineering - 1.9%

 34,738

 ACS Actividades de Construccion y Servicios SA

 $

 1,332,563

 4,374,000

 China Communications Construction Co., Ltd.

 5,835,248

 1,617,000

 China Railway Construction Corp., Ltd.

 2,136,498

 757,400

 Sino-Thai Engineering & Construction PCL

 586,029

 14,053

 Vinci SA

 1,259,208

 3,566,400

 Waskita Karya Persero Tbk PT

 639,677

 3,706,686

 Wijaya Karya Persero Tbk PT

 578,605

 $

 12,367,828

 Heavy Electrical Equipment - 0.6%

 236,400

 Mitsubishi Electric Corp.

 $

 3,667,851

 Industrial Conglomerates - 1.6%

 37,644

 Honeywell International, Inc.

 $

 5,124,101

 51,937

 Rheinmetall AG

 5,185,879

 $

 10,309,980

 Agricultural & Farm Machinery - 0.8%

 69,147

 The Toro Co.

 $

 4,915,660

 Industrial Machinery - 1.2%

 15,600

 FANUC Corp.

 $

 3,193,016

 13,084

 Industria Macchine Automatiche S.p.A.

 1,296,368

 48,084

 Norma Group SE

 2,917,103

 $

 7,406,487

 Trading Companies & Distributors - 0.2%

 45,606

 Ashtead Group Plc

 $

 980,360

 Total Capital Goods

 $

 88,435,959

 Commercial Services & Supplies - 1.8%

 Security & Alarm Services - 0.7%

 845,786

 Prosegur Cash SA

 $

 2,301,396

 333,336

 Prosegur Cia de Seguridad SA

 2,283,305

 $

 4,584,701

 Human Resource & Employment Services - 0.0% †

 14,400

 Yumeshin Holdings Co., Ltd.

 $

 98,225

 Research & Consulting Services - 1.1%

 47,300

 Teleperformance

 $

 6,583,490

 Total Commercial Services & Supplies

 $

 11,266,416

 Transportation - 0.7%

 Railroads - 0.7%

 1,974

 Canadian Pacific Railway, Ltd.

 $

 308,674

 30,635

 CSX Corp.

 1,511,531

 8,051

 Norfolk Southern Corp.

 906,382

 15,049

 Union Pacific Corp.

 1,549,445

 $

 4,276,032

 Total Transportation

 $

 4,276,032

 Automobiles & Components - 0.2%

 Auto Parts & Equipment - 0.2%

 41,706

 CIE Automotive SA

 $

 1,032,692

 Total Automobiles & Components

 $

 1,032,692

 Consumer Durables & Apparel - 3.7%

 Apparel, Accessories & Luxury Goods - 3.7%

 56,423

 Cie Financiere Richemont SA

 $

 4,796,057

 14,238

 Kering

 4,977,480

 12,213

 LVMH Moet Hennessy Louis Vuitton SE

 3,073,215

 255,295

 Moncler S.p.A. *

 6,856,007

 10,007

 The Swatch Group AG

 3,975,050

 $

 23,677,809

 Total Consumer Durables & Apparel

 $

 23,677,809

 Consumer Services - 4.4%

 Hotels, Resorts & Cruise Lines - 4.3%

 453,648

 Aitken Spence Hotel Holdings Plc

 $

 106,358

 232,707

 Hilton Grand Vacations, Inc.

 8,554,309

 79,819

 Hilton Worldwide Holdings, Inc.

 4,991,082

 61,840

 Marriott International, Inc.

 6,443,110

 353,422

 Melia Hotels International SA

 5,483,590

 243,119

 NH Hotel Group SA *

 1,619,311

 $

 27,197,760

 Education Services - 0.1%

 6,453

 TAL Education Group (A.D.R.) *

 $

 1,011,637

 Total Consumer Services

 $

 28,209,397

 Media - 1.5%

 Broadcasting - 0.9%

 87,778

 CBS Corp.

 $

 5,778,426

 Cable & Satellite - 0.3%

 56,178

 Comcast Corp.

 $

 2,272,400

 Publishing - 0.3%

 436,717

 Promotora de Informaciones SA

 $

 1,655,372

 Total Media

 $

 9,706,198

 Retailing - 0.5%

 Homefurnishing Retail - 0.5%

 82,634

 Maisons du Monde SA

 $

 3,061,359

 Total Retailing

 $

 3,061,359

 Food, Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 138,400

 Ajinomoto Co., Inc.

 $

 2,785,701

 Total Food, Beverage & Tobacco

 $

 2,785,701

 Health Care Equipment & Services - 4.6%

 Health Care Equipment - 2.5%

 161,614

 Boston Scientific Corp. *

 $

 4,302,165

 16,298

 Edwards Lifesciences Corp. *

 1,877,204

 69,103

 Hologic, Inc. *

 3,055,044

 1,298

 Intuitive Surgical, Inc. *

 1,217,861

 36,821

 Stryker Corp.

 5,416,369

 $

 15,868,643

 Health Care Supplies - 0.1%

 204,753

 ConvaTec Group Plc

 $

 839,487

 Managed Health Care - 2.0%

 40,714

 Aetna, Inc.

 $

 6,282,577

 32,988

 UnitedHealth Group, Inc.

 6,327,428

 $

 12,610,005

 Total Health Care Equipment & Services

 $

 29,318,135

 Pharmaceuticals, Biotechnology & Life Sciences - 1.3%

 Pharmaceuticals - 0.3%

 599,500

 Shanghai Fosun Pharmaceutical Group Co, Ltd.

 $

 2,195,169

 Life Sciences Tools & Services - 1.0%

 34,796

 Thermo Fisher Scientific, Inc.

 $

 6,107,742

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,302,911

 Banks - 8.7%

 Diversified Banks - 8.1%

 171,319

 ABN Amro Group NV

 $

 4,846,053

 1,287,423

 Alpha Bank AE

 3,091,864

 8,089,000

 Bank of China, Ltd.

 3,987,203

 84,405

 BNP Paribas SA

 6,547,514

 781,500

 China Merchants Bank Co, Ltd.

 2,571,431

 758,572

 FinecoBank Banca Fineco S.p.A. *

 6,654,433

 162,278

 HDFC Bank, Ltd.

 4,637,237

 6,879,000

 Industrial & Commercial Bank of China, Ltd.

 4,817,541

 48,744

 JPMorgan Chase & Co.

 4,474,699

 150,100

 Mitsubishi UFJ Financial Group, Inc.

 953,059

 6,407,313

 Piraeus Bank SA

 1,758,600

 59,673

 Sberbank of Russia (A.D.R.)

 695,190

 288,657

 Sberbank of Russia PJSC (A.D.R.)

 3,390,276

 156,590

 TCS Group Holding Plc (G.D.R.) *

 2,043,500

 29,576,069

 United Bank for Africa Plc

 823,060

 $

 51,291,660

 Regional Banks - 0.6%

 30,175

 The PNC Financial Services Group, Inc.

 $

 3,886,540

 Total Banks

 $

 55,178,200

 Diversified Financials - 5.1%

 Consumer Finance - 0.6%

 14,713

 Capital One Financial Corp.

 $

 1,267,966

 19,982

 Discover Financial Services, Inc.

 1,217,703

 41,264

 Synchrony Financial

 1,251,124

 $

 3,736,793

 Asset Management & Custody Banks - 3.3%

 177,967

 Azimut Holding S.p.A.

 $

 3,987,701

 195,476

 Banca Generali S.p.A.

 6,937,736

 301,098

 KKR & Co LP

 5,835,279

 13,654

 State Street Corp.

 1,272,962

 96,123

 The Blackstone Group LP

 3,215,314

 $

 21,248,992

 Investment Banking & Brokerage - 1.0%

 135,826

 Morgan Stanley Co.

 $

 6,370,239

 Diversified Capital Markets - 0.2%

 18,041

 Macquarie Group, Ltd.

 $

 1,238,380

 Total Diversified Financials

 $

 32,594,404

 Insurance - 1.7%

 Life & Health Insurance - 1.2%

 434,400

 AIA Group, Ltd.

 $

 3,423,188

 11,484

 Swiss Life Holding AG

 4,194,580

 $

 7,617,768

 Multi-line Insurance - 0.3%

 10,574

 Allianz SE *

 $

 2,251,723

 Property & Casualty Insurance - 0.2%

 21,743

 The Progressive Corp.

 $

 1,024,748

 Total Insurance

 $

 10,894,239

 Software & Services - 6.7%

 Internet Software & Services - 2.6%

 39,128

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 6,062,884

 26,173

 Autohome, Inc. (A.D.R.) *

 1,274,102

 3,145

 Baidu, Inc. (A.D.R.) *

 711,871

 116,897

 Baozun, Inc. (A.D.R.)

 3,794,477

 103,365

 Envestnet, Inc. *

 4,036,403

 8,260

 Weibo Corp. (A.D.R.)

 635,607

 $

 16,515,344

 IT Consulting & Other Services - 1.3%

 161,789

 Altran Technologies SA

 $

 2,843,313

 47,300

 Capgemini SE

 5,148,160

 $

 7,991,473

 Data Processing & Outsourced Services - 0.9%

 45,752

 Mastercard, Inc.

 $

 5,847,106

 Application Software - 0.4%

 17,030

 Adobe Systems, Inc. *

 $

 2,494,725

 Systems Software - 1.5%

 91,315

 Microsoft Corp.

 $

 6,638,600

 101,745

 Symantec Corp.

 3,153,078

 $

 9,791,678

 Total Software & Services

 $

 42,640,326

 Technology Hardware & Equipment - 0.9%

 Technology Hardware, Storage & Peripherals - 0.9%

 2,769

 Samsung Electronics Co., Ltd.

 $

 5,955,104

 Total Technology Hardware & Equipment

 $

 5,955,104

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductor Equipment - 0.9%

 38,333

 Lam Research Corp. *

 $

 6,112,580

 Semiconductors - 1.0%

 25,493

 Broadcom, Ltd.

 $

 6,288,103

 Total Semiconductors & Semiconductor Equipment

 $

 12,400,683

 Utilities - 1.2%

 Multi-Utilities - 0.2%

 300,553

 Hera S.p.A.

 $

 970,704

 Water Utilities - 0.5%

 3,910,000

 Beijing Enterprises Water Group, Ltd.

 $

 3,248,885

 Renewable Electricity - 0.5%

 285,674

 Saeta Yield SA

 $

 3,278,276

 Total Utilities

 $

 7,497,865

 Real Estate - 8.5%

 Diversified REIT - 1.1%

 4,183,900

 Mapletree Greater China Commercial Trust

 $

 3,427,528

 266,597

 Merlin Properties Socimi SA

 3,589,224

 $

 7,016,752

 Industrial REIT - 0.3%

 1,375,400

 Mapletree Industrial Trust

 $

 1,882,997

 Hotel & Resort REIT - 2.4%

 214,230

 DiamondRock Hospitality Co.

 $

 2,502,206

 120,423

 Host Hotels & Resorts, Inc.

 2,247,093

 4,591

 Japan Hotel Real Estate Investment Trust Investment Corp.

 3,318,996

 74,952

 LaSalle Hotel Properties

 2,214,082

 69,919

 Pebblebrook Hotel Trust

 2,354,173

 43,403

 Ryman Hospitality Properties, Inc.

 2,716,594

 $

 15,353,144

 Office REIT - 0.1%

 615,700

 Frasers Commercial Trust

 $

 636,171

 Health Care REIT - 0.2%

 986,700

 First Real Estate Investment Trust

 $

 983,095

 Retail REIT - 0.0% †

 201,700

 Frasers Centrepoint Trust

 $

 312,609

 Diversified Real Estate Activities - 0.4%

 441,200

 UOL Group, Ltd.

 $

 2,569,149

 Real Estate Operating Companies - 2.5%

 473,130

 Aroundtown Property Holdings Plc

 $

 2,798,682

 2,388,700

 Ascendas India Trust

 2,027,385

 105,559

 Deutsche Wohnen AG

 4,181,659

 90,878

 Grand City Properties SA

 1,882,556

 124,890

 Vonovia SE *

 5,061,214

 $

 15,951,496

 Real Estate Development - 1.5%

 386,000

 China Overseas Land & Investment, Ltd.

 $

 1,309,622

 814,000

 China Resources Land, Ltd.

 2,615,839

 6,108,000

 CIFI Holdings Group Co, Ltd.

 3,479,941

 35,497

 Nexity SA

 1,903,831

 $

 9,309,233

 Total Real Estate

 $

 54,014,646

 TOTAL COMMON STOCKS

 (Cost $392,222,344)

 $

 448,707,267

 Principal Amount ($) (e)

 CORPORATE BONDS - 5.1%

 Energy - 1.0%

 Integrated Oil & Gas - 1.0%

 3,200,000

 Petrobras Global Finance BV, 4.375%, 5/20/23

 $

 3,100,000

 2,789,000

 YPF SA, 8.5%, 3/23/21 (144A)

 3,095,790

 $

 6,195,790

 Total Energy

 $

 6,195,790

 Materials - 1.7%

 Commodity Chemicals - 0.3%

 1,800,000

 Braskem Finance, Ltd., 6.45%, 2/3/24 (d)

 $

 1,962,000

 Paper Packaging - 0.5%

 3,000,000

 Sealed Air Corp., 5.125%, 12/1/24 (144A)

 $

 3,206,250

 Diversified Metals & Mining - 0.9%

 2,000,000

 Anglo American Capital Plc, 4.75%, 4/10/27 (144A)

 $

 2,130,000

 3,700,000

 MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.1%, 4/11/23 (144A)

 3,679,783

 $

 5,809,783

 Total Materials

 $

 10,978,033

 Banks - 2.1%

 Diversified Banks - 2.1%

 2,000,000

 African Bank, Ltd., 6.0%, 2/8/20

 $

 1,975,000

 2,000,000

 Banco do Brasil SA, 3.875%, 10/10/22 (d)

 1,945,000

 6,052,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note, 12/29/49 (Perpetual) (144A)

 6,437,815

 564,000

 Sberbank of Russia Via SB Capital SA, 6.125%, 2/7/22 (144A)

 614,760

 2,200,000

 Sberbank of Russia Via SB Capital SA, 6.125%, 2/7/22 (144A) (d)

 2,398,000

 $

 13,370,575

 Total Banks

 $

 13,370,575

 Telecommunication Services - 0.3%

 Wireless Telecommunication Services - 0.3%

 2,000,000

 MTN Mauritius Investment, Ltd., 4.755%, 11/11/24 (144A)

 $

 1,927,000

 Total Telecommunication Services

 $

 1,927,000

 TOTAL CORPORATE BONDS

 (Cost $31,001,729)

 $

 32,471,398

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%

 2,765,013

 U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28

 $

 3,097,713

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $3,091,552)

 $

 3,097,713

 FOREIGN GOVERNMENT BONDS - 6.5%

 2,000,000

 Brazilian Government International Bond, 4.25%, 1/7/25

 $

 2,002,000

 EUR

 18,844,814

 Hellenic Republic Government Bond, 3.0%, 2/24/27 (Step)

 19,715,435

 IDR

 52,849,000,000

 Indonesia Treasury Bond, 8.375%, 9/15/26

 4,289,395

 EUR

 7,348,626

 Portugal Obrigacoes do Tesouro OT, 4.125%, 4/14/27

 9,607,257

 5,800,000

 Russian Foreign Bond - Eurobond, 3.5%, 1/16/19 (144A)

 5,901,071

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $36,612,307)

 $

 41,515,158

 Shares

 MUTUAL FUNDS - 8.3%

 28,596

 Guggenheim S&P Global Water Index ETF

 $

 956,536

 121,865

 PowerShares Buyback Achievers Portfolio

 6,667,234

 62,296

 PowerShares International BuyBack Achievers Portfolio

 2,109,966

 527,253

 ProShares S&P 500 Dividend Aristocrats ETF

 30,791,583

 102,921

 Purefunds ISE Cyber Security ETF

 3,009,410

 146,091

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 4,086,635

 27,967

 SPDR S&P US Dividend Aristocrats UCITS ETF

 1,356,400

 88,456

 SPDR S&P US Dividend Aristocrats UCITS ETF

 4,294,369

 TOTAL MUTUAL FUNDS

 (Cost $47,145,445)

 $

 53,272,133

 Principal Amount ($) (e)

 TEMPORARY CASH INVESTMENTS - 0.4%

 Commercial Paper - 0.4%

 980,000

 Rockwell Collins, Commercial Paper, 8/1/17 (c)

 $

 979,962

 1,565,000

 Swedbank AB, Commercial Paper, 8/1/17 (c)

 1,564,951

 $

 2,544,913

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $2,545,000)

 $

 2,544,913

 CALL OPTIONS PURCHASED - 0.3%

 Number of Contracts

 Description

 Counterparty

 Strike

 Price

 Expiration

 Date

 6,000

 Envestnet, Inc.

 Citibank NA

                  45.000

 8/18/2017

 $

 210,000

 4,128,000

 MSCI China Index

 JPMorgan

                  78.728

 1/15/2018

 1,753,726

 $

 1,963,726

 TOTAL CALL OPTIONS PURCHASED

 (Cost $2,158,614)

 $

 1,963,726

 TOTAL INVESTMENT IN SECURITIES - 91.5%

 (Cost $514,972,236) (a)

 $

 583,748,258

 OTHER ASSETS & LIABILITIES - 8.5%

 $

 54,120,363

 TOTAL NET ASSETS - 100.0%

 $

 637,868,621

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2017, the value of these securities amounted to $26,992,469 or 4.2% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $518,280,621 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       67,921,508

 Aggregate gross unrealized depreciation for all investments in which

        (2,453,871)

 Net unrealized appreciation

 $

       65,467,637

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 All or a portion of this security is held by Pioneer Cayman Commodity Fund Ltd.

 (e)

 EUR

 Euro

 IDR

 Indonesian Rupiah

 TOTAL RETURN SWAP AGREEMENTS

 Notional

 Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Net Unrealized Appreciation (Depreciation)

                      415,832

 Citibank NA

 Pay

 HACK Purefunds ISE Cyber

 3M Libor + 20 bps

 6/15/18

                 (442,861)

                         6,603

 Citibank NA

 Pay

 VanEck Vectors Vietnam ETF

 3M Libor + 20 bps

 6/18/18

                      1,548

                      114,021

 Citibank NA

 Pay

 VanEck Vectors Vietnam ETF

 3M Libor + 20 bps

 6/18/18

                    (3,307)

                      351,467

 Citibank NA

 Pay

 VanEck Vectors Vietnam ETF

 3M Libor + 20 bps

 6/18/18

                   (14,937)

                        58,677

 Goldman Sachs International

 Pay

 IBOXX Household Goods Total Return Index

 3M Libor + 39 bps

 5/4/18

                  360,705

                        44,700

 Goldman Sachs International

 Pay

 IBOXX Household Goods Total Return Index

 3M Libor + 39 bps

 5/1/18

                  129,424

                        69,300

 Goldman Sachs International

 Pay

 GSPI S&P 500 Industrials Sector Index

 3M Libor + 39 bps

 5/16/18

                 (139,339)

 EUR

                         1,253

 Societe Generale SA

 Pay

 Solactive European Buyback Index

 3M Libor + 35 bps

 10/17/17

                    26,831

 EUR

                         1,172

 Societe Generale SA

 Pay

 Solactive European Buyback Index

 3M Libor + 30 bps

 6/12/18

                      4,187

  $             (77,749)

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

$
-

$
175,950

$
-

$
175,950

 Common Stocks

448,707,267

-

-

448,707,267

 Corporate Bonds

-

32,471,398

-

32,471,398

 U.S. Government And Agency Obligations

-

3,097,713

-

3,097,713

 Foreign Government Bonds

-

41,515,158

-

41,515,158

 Mutual Funds

53,272,133

-

-

53,272,133

 Commercial Paper

-

2,544,913

-

2,544,913

 Call Options Purchased

1,963,726

-

-

1,963,726

 Total

$
503,943,126

$
79,805,132

$
-

$
583,748,258

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Unrealized appreciation on futures contracts

$
1,368,871

$
-

$
-

$
1,368,871

 Unrealized depreciation on futures contracts

(2,365,961
)

-

-

(2,365,961
)

 Unrealized appreciation on total return swap contracts

-

522,695

-

522,695

 Unrealized depreciation on total return swap contracts

-

(600,444
)

-

(600,444
)

 Total Other Financial Instruments

$
(997,090
)

$
(77,749
)

$
-

 #

$
(1,074,839
)

 During the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Pioneer Floating Rate Fund

 Schedule of Investments 7/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 SENIOR FLOATING RATE LOAN INTERESTS - 85.2% **

 Energy - 1.6%

 Oil & Gas Drilling - 0.4%

 1,000,000

 7.22

 Gavilan Resources LLC, Initial Term Loan (Second Lien), 2/23/24

 $

 967,500

 2,250,000

 7.73

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 2,227,500

 $

 3,195,000

 Oil & Gas Equipment & Services - 0.1%

 1,640,500

 5.95

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 $

 1,123,742

 Oil & Gas Exploration & Production - 0.4%

 750,000

 11.60

 California Resources Corp., Term Loan (First Lien), 12/31/21

 $

 807,500

 2,200,000

 8.69

 Chesapeake Energy Corp., Class A Loan, 8/17/21

 2,372,564

 249,375

 4.73

 MEG Energy Corp., Initial Term Loan, 12/31/23

 248,529

 $

 3,428,593

 Oil & Gas Refining & Marketing - 0.1%

 922,083

 3.23

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5/25/23

 $

 929,459

 Oil & Gas Storage & Transportation - 0.6%

 2,175,000

 3.97

 Energy Transfer Equity LP, Loan, 2/2/24

 $

 2,185,649

 2,203,749

 6.55

 Gulf Finance LLC, Tranche B Term Loan, 8/17/23

 2,131,208

 700,000

 7.23

 Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 5/16/22

 713,125

 $

 5,029,982

 Total Energy

 $

 13,706,776

 Materials - 8.9%

 Commodity Chemicals - 0.3%

 2,662,265

 4.80

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 2,684,540

 Diversified Chemicals - 1.0%

 1,724,959

 5.55

 Azelis Finance SA, Dollar Term Loan (First Lien), 12/1/22

 $

 1,743,287

 995,000

 3.98

 Ineos US Finance LLC, New 2024 Dollar Term Loan, 3/31/24

 1,001,918

 839,698

 3.80

 Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 7/25/21

 842,847

 1,400,965

 5.30

 Plaskolite, Inc., Term Loan (First Lien), 11/2/22

 1,413,224

 2,586,312

 4.06

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 2,587,864

 1,000,167

 3.73

 The Chemours Co., Tranche B-1 US$ Term Loan, 5/12/22

 1,009,700

 $

 8,598,840

 Fertilizers & Agricultural Chemicals - 0.1%

 980,000

 4.73

 Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22

 $

 983,369

 Specialty Chemicals - 2.5%

 1,834,071

 4.48

 Allnex USA Inc., Term Loan (First Lien), 9/13/23

 $

 1,840,949

 2,434,425

 4.48

 Allnex USA Inc., Term Loan (First Lien), 9/13/23

 2,443,555

 1,825,000

 3.24

 Ashland LLC, Term B Loan, 5/25/24

 1,837,167

 2,238,323

 3.30

 Axalta Coating Systems US Holdings, Inc., Term B-2 Dollar Loan, 6/30/24

 2,250,150

 166,314

 3.73

 Ferro Corp., U.S. Dollar Term Loan, 2/8/24

 167,406

 116,322

 4.23

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19

 116,903

 3,402,201

 4.23

 MacDermid, Inc., Tranche B-6 Term Loan, 6/7/23

 3,426,806

 2,935,187

 5.48

 OMNOVA Solutions, Inc., Term B-2 Loan, 8/17/23

 2,973,711

 1,092,903

 3.50

 PolyOne Corp., Term B-2 Loan, 11/12/22

 1,100,873

 1,879,743

 5.48

 PQ Corp., First Amendment Tranche B-1 Term Loan, 11/4/22

 1,896,875

 96,552

 8.80

 Royal Holdings, Inc., Initial Term Loan (Second Lien), 6/12/23

 96,733

 1,579,274

 4.55

 Royal Holdings, Inc., 2017 Refinancing Term loan (First Lien), 6/19/22

 1,594,080

 1,310,563

 3.80

 Versum Materials, Inc., Term Loan, 9/21/23

 1,324,487

 870,937

 3.17

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 875,020

 $

 21,944,715

 Construction Materials - 1.6%

 1,580,000

 6.98

 84 Lumber Co., Initial Term Loan, 10/12/23

 $

 1,603,207

 1,963,189

 6.55

 American Bath Group LLC, Replacement Term Loan (First Lien), 9/30/23

 1,988,035

 2,259,971

 3.73

 American Builders & Contractors Supply Co, Inc., Additional Term B-1 Loan, 10/31/23

 2,274,995

 500,000

 6.48

 Associated Asphalt Partners LLC, Tranche B Term Loan, 3/30/24

 506,250

 188,841

 3.95

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 190,198

 477,578

 3.95

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 481,011

 1,569,442

 3.95

 CeramTec GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 1,580,723

 2,000,000

 4.46

 HD Supply Waterworks, Term Loan (First Lien), 7/21/24

 2,016,250

 1,565,000

 3.97

 Penn Engineering & Manufacturing Co., Term Loan (First Lien), 6/13/24

 1,572,825

 1,500,000

 5.05

 Unifrax I LLC, Term Loan (First Lien), 3/30/24

 1,517,812

 $

 13,731,306

 Metal & Glass Containers - 1.0%

 1,280,206

 4.47

 BWAY Corp., Initial Term Loan, 3/23/24

 $

 1,285,940

 1,500,000

 4.73

 Consolidated Container Co LLC, Initial Term Loan (First Lien), 5/10/24

 1,512,375

 2,391,131

 5.55

 Coveris Holdings SA, Term Loan (First Lien), 6/26/22

 2,394,120

 2,932,998

 4.73

 Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22

 2,946,135

 $

 8,138,570

 Paper Packaging - 0.4%

 1,859,876

 3.73

 Berry Plastics Corp., Term I Loan, 10/1/22

 $

 1,868,943

 498,750

 3.72

 Berry Plastics Corp., Term J Loan, 1/13/24

 501,452

 1,028,262

 6.80

 Caraustar Industries, Inc., Refinancing Term Loan, 3/9/22

 1,036,616

 745,139

 4.03

 Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21

 751,640

 $

 4,158,651

 Diversified Metals & Mining - 0.9%

 2,530,626

 4.50

 Global Brass & Copper, Inc., Term Loan (First Lien), 6/30/23

 $

 2,540,053

 2,033,731

 4.73

 Oxbow Carbon LLC, Tranche B Term Loan, 1/17/20

 2,059,152

 2,916,288

 4.31

 US Silica Co., Term Loan, 7/23/20

 2,918,111

 $

 7,517,316

 Steel - 0.7%

 2,087,901

 4.67

 TMS International Corp., Term B Loan, 10/2/20

 $

 2,093,121

 3,710,119

 4.79

 Zekelman Industries, Inc., Term Loan, 6/8/21

 3,744,901

 $

 5,838,022

 Forest Products - 0.2%

 1,612,813

 5.98

 Expera Specialty Solutions LLC, Term Loan (First Lien), 10/31/23

 $

 1,624,909

 Paper Products - 0.2%

 1,654,915

 4.48

 Ranpak Corp., Tranche B-1 USD Term Loan, 10/1/21

 $

 1,664,224

 Total Materials

 $

 76,884,462

 Capital Goods - 10.9%

 Aerospace & Defense - 3.1%

 386,582

 4.23

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 386,039

 1,722,462

 5.73

 Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21

 1,728,921

 2,000,000

 6.30

 Constellis Holdings LLC, Term B Loan (First Lien), 4/18/24

 1,986,666

 3,272,790

 3.98

 DigitalGlobe, Inc., Term Loan, 12/22/23

 3,284,553

 1,801,765

 7.75

 DynCorp International, Inc., Term Loan B2, 7/7/20

 1,810,023

 345,951

 4.98

 Engility Corp., Term B2 Loan, 8/4/23

 350,131

 1,293,500

 3.50

 Leidos Innovations Corp., B Term Loan, 6/9/23

 1,305,492

 3,250,000

 2.75

 MacDonald, Dettwiler and Associates, Term Loan (First Lien), 7/6/24

 3,253,048

 650,000

 3.75

 Standard Aero Aviation Holdings, Inc., Term Loan (First Lien), 7/7/22

 653,250

 1,915,937

 4.98

 Standard Aero, Ltd., Term Loan (First Lien), 6/23/22

 1,932,701

 2,361,952

 6.05

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 2,397,749

 992,208

 4.29

 TransDigm, Inc., Tranche C Term Loan, 2/28/20

 996,921

 2,426,222

 4.30

 TransDigm, Inc., Tranche F Term Loan, 6/9/23

 2,439,879

 2,026,500

 5.80

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 1,907,443

 326,164

 3.80

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 318,418

 2,819,562

 4.67

 WP CPP Holdings LLC, Term B-3 Loan (First Lien), 12/28/19

 2,742,024

 $

 27,493,258

 Building Products - 2.2%

 2,172,500

 4.01

 Armstrong World Industries, Inc., Term Loan B, 2/23/23

 $

 2,183,362

 1,723,726

 4.30

 Atkore International, Inc., Initial Incremental Term Loan (First Lien), 12/22/23

 1,738,270

 1,913,005

 3.98

 Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22

 1,928,150

 2,775,181

 4.30

 Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24

 2,786,165

 500,000

 3.50

 Hayward Industries, Inc., Term Loan (First Lien), 7/18/24

 504,792

 2,677,605

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 2,698,526

 2,727,470

 3.98

 Quikrete Holdings, Inc., Initial Loan (First Lien), 11/3/23

 2,735,993

 320,954

 4.74

 SiteOne Landscape Supply Holding LLC, Tranche C Term Loan, 4/29/22

 324,163

 743,691

 4.55

 SRS Distribution, Inc., Term B-4 Loan (First Lien), 8/25/22

 747,720

 3,631,678

 3.98

 Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22

 3,670,265

 $

 19,317,406

 Construction & Engineering - 0.2%

 1,500,000

 4.23

 Installed Building Products, Inc., Initial Term Loan, 3/31/24

 $

 1,505,157

 Electrical Components & Equipment - 1.5%

 2,829,904

 3.74

 Dell International LLC, New Term B Loan, 9/7/23

 $

 2,847,976

 2,655,844

 4.00

 Diebold Nixdorf, Inc., New Dollar Term B Loan, 11/6/23

 2,663,036

 1,595,455

 5.55

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 1,605,426

 498,750

 5.55

 Ramundsen Holdings LLC, Term Loan, 1/20/24

 503,114

 3,079,793

 3.73

 Southwire Co., Term Loan, 1/31/21

 3,100,326

 2,393,631

 6.70

 WireCo WorldGroup, Inc., Initial Term Loan (First Lien), 7/22/23

 2,417,568

 $

 13,137,446

 Industrial Conglomerates - 1.4%

 2,139,741

 4.80

 AVSC Holding Corp., New Term Loan (First Lien), 4/25/24

 $

 2,139,741

 621,875

 5.22

 Culligan Holding, Inc., Term Loan (First Lien), 11/16/23

 629,260

 3,037,534

 4.23

 Filtration Group, Inc., Term Loan (First Lien), 11/21/20

 3,066,643

 1,604,824

 4.55

 Gates Global LLC, Initial B-1 Dollar Term Loan, 3/30/24

 1,616,258

 900,000

 5.23

 Hyster-Yale Group, Inc., Term Loan, 5/18/23

 906,750

 1,990,000

 4.23

 Milacron LLC, Term B Loan, 9/25/23

 2,004,925

 1,542,873

 5.20

 Proampac PG Borrower LLC, Initial Term Loan (First Lien), 11/17/23

 1,565,373

 $

 11,928,950

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 2,104,725

 3.93

 Clark Equipment Co., Tranche B Term Loan, 5/11/24

 $

 2,120,510

 1,000,000

 7.23

 Commercial Vehicle Group, Inc., Term Loan B, 3/30/23

 1,007,500

 1,164,263

 5.23

 Navistar, Inc., Tranche B Term Loan, 8/7/20

 1,178,088

 360,485

 3.73

 Terex Corp., U.S. Term Loan (2017), 1/31/24

 363,113

 $

 4,669,211

 Industrial Machinery - 1.4%

 2,029,500

 6.23

 Blount International, Inc., Initial Term Loan, 4/5/23

 $

 2,051,063

 1,683,673

 4.30

 Columbus Mckinnon Corp., Term Loan (First Lien), 1/20/24

 1,698,405

 2,374,931

 4.55

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 2,390,071

 2,060,668

 5.48

 NN, Inc., Tranche B Term Loan, 10/19/22

 2,063,243

 1,796,200

 5.54

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,810,039

 1,699,201

 4.23

 Welbilt, Inc., Term B Loan, 2/5/23

 1,716,193

 $

 11,729,014

 Trading Companies & Distributors - 0.5%

 1,881,048

 4.92

 Nexeo Solutions LLC, Term B Loan, 6/9/23

 $

 1,908,381

 2,000,358

 3.98

 Univar USA, Inc., Term B-2 Loan, 7/1/22

 2,014,111

 466,831

 4.23

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 468,436

 $

 4,390,928

 Total Capital Goods

 $

 94,171,370

 Commercial Services & Supplies - 2.8%

 Environmental & Facilities Services - 1.7%

 2,475,665

 3.94

 Advanced Disposal Services, Inc., Additional Term Loan, 10/28/23

 $

 2,496,748

 1,447,725

 3.98

 Casella Waste Systems, Inc., Term B-1 Loan, 10/17/23

 1,458,583

 920,000

 2.00

 Clean Harbors, Inc., Term Loan (First Lien), 6/28/24

 924,791

 1,052,050

 4.05

 GFL Environmental, Inc., Term Loan (First Lien), 9/27/23

 1,057,179

 1,924,319

 4.80

 Infiltrator Water Technologies LLC, Term B-1 Loan, 5/27/22

 1,942,962

 2,458,523

 3.98

 Waste Industries USA, Inc., Term B Loan, 2/27/20

 2,473,122

 1,752,673

 5.73

 Wastequip LLC, Term Loan, 8/9/19

 1,759,246

 1,926,734

 3.98

 WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23

 1,933,358

 $

 14,045,989

 Office Services & Supplies - 0.2%

 500,000

 3.00

 Diamond BC BV, Term Loan (First Lien), 7/25/24

 $

 500,625

 1,361,276

 3.75

 West Corp., Refinanced Term B-12 Loan, 6/17/23

 1,363,488

 $

 1,864,113

 Diversified Support Services - 0.5%

 1,069,625

 5.00

 ADS Tactical, Inc., Term Loan (First Lien), 12/31/22

 $

 1,069,625

 600,000

 1.30

 Asurion LLC, Term Loan (First Lien), 11/3/23

 605,036

 247,150

 5.00

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 243,443

 1,975,006

 3.81

 KAR Auction Services, Inc., Tranche B-5 Term Loan, 3/9/23

 1,991,877

 $

 3,909,981

 Security & Alarm Services - 0.3%

 2,306,670

 5.23

 Garda World Security Corp., Term B Loan, 5/3/24

 $

 2,332,620

 Human Resource & Employment Services - 0.1%

 1,211,897

 3.48

 On Assignment, Inc., Tranche B-2 Term Loan, 6/5/22

 $

 1,221,491

 Total Commercial Services & Supplies

 $

 23,374,194

 Transportation - 2.0%

 Air Freight & Logistics - 0.4%

 541,872

 1.05

 CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21

 $

 510,037

 552,857

 6.81

 Ceva Intercompany BV, Dutch BV Term, 3/19/21

 520,377

 95,320

 6.81

 Ceva Logistics Canada, ULC, Canadian Term Loan, 3/19/21

 89,720

 762,562

 6.81

 Ceva Logistics U.S. Holdings, Inc., US Term Loan, 3/19/21

 717,761

 1,640,500

 5.55

 Syncreon Group BV, Term Loan, 9/26/20

 1,400,577

 $

 3,238,472

 Airlines - 1.3%

 3,975,000

 3.46

 Air Canada, Term Loan (First Lien), 10/6/23

 $

 4,004,812

 3,879,991

 3.23

 American Airlines, Inc., 2017 Replacement Term Loan, 6/27/20

 3,890,176

 880,795

 3.73

 American Airlines, Inc., Class B Term Loan, 12/15/23

 885,277

 495,000

 3.73

 American Airlines, Inc., Replacement Class B Term Loan, 4/28/23

 497,372

 589,500

 3.73

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 595,119

 1,680,164

 3.56

 United Airlines, Inc., Term Loan (First Lien), 4/1/24

 1,691,925

 $

 11,564,681

 Marine - 0.1%

 868,546

 9.98

 Commercial Barge Line Co., Initial Term Loan, 11/6/20

 $

 757,807

 Trucking - 0.2%

 109,631

 4.23

 The Kenan Advantage Group, Inc., Initial Canadian Term Loan, 7/24/22

 $

 109,825

 360,507

 4.23

 The Kenan Advantage Group, Inc., Initial U.S. Term Loan, 7/24/22

 361,145

 1,000,000

 9.76

 YRC Worldwide, Inc., Term Loan (First Lien), 7/21/22

 997,083

 $

 1,468,053

 Total Transportation

 $

 17,029,013

 Automobiles & Components - 2.6%

 Auto Parts & Equipment - 2.1%

 1,169,370

 3.24

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,178,262

 1,346,400

 3.49

 American Axle & Manufacturing, Inc., Tranche B Term Loan, 3/9/24

 1,346,260

 1,979,798

 6.23

 BBB Industries US, Initial Term Loan,  10/15/21

 2,002,664

 2,192,594

 6.05

 Electrical Components International, Inc., Loan, 4/17/21

 2,210,409

 176,109

 4.98

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 177,228

 1,462,877

 5.73

 Horizon Global Corp., 2017 Replacement Term Loan, 6/30/21

 1,475,677

 1,496,250

 6.04

 Innovative XCessories & Services LLC, Term Loan, 11/23/22

 1,509,342

 2,325,000

 5.79

 Superior Industries International, Inc., Closing Date Term Loan, 3/22/24

 2,342,438

 1,894,818

 3.98

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,903,108

 2,875,828

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24

 2,887,210

 807,917

 3.55

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 812,966

 $

 17,845,564

 Tires & Rubber - 0.1%

 725,000

 3.23

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 728,474

 Automobile Manufacturers - 0.4%

 54,545

 4.15

 CH Hold Corp., Delayed Draw Term Loan (First Lien), 2/1/24

 $

 55,000

 544,091

 4.23

 CH Hold Corp., Initial Term Loan (First Lien), 2/1/24

 548,625

 1,526,286

 3.23

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 1,534,490

 1,325,333

 5.72

 Winnegago Industries, Inc., Term Loan (First Lien), 11/4/23

 1,339,415

 $

 3,477,530

 Total Automobiles & Components

 $

 22,051,568

 Consumer Durables & Apparel - 0.6%

 Housewares & Specialties - 0.4%

 772,306

 3.98

 Prestige Brands, Inc., Term B-4 Loan, 1/20/24

 $

 777,615

 2,334,074

 4.23

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 2/5/23

 2,346,482

 $

 3,124,097

 Leisure Products - 0.2%

 1,382,539

 4.23

 BRP US, Inc., Term B Loan, 6/30/23

 $

 1,393,895

 $

 1,393,895

 Total Consumer Durables & Apparel

 $

 4,517,992

 Consumer Services - 7.1%

 Casinos & Gaming - 1.3%

 3,000,000

 3.73

 CityCenter Holdings LLC, Term B Loan, 4/10/24

 $

 3,015,000

 1,995,000

 3.56

 Eldorado Resort, Inc., Term Loan (First Lien), 3/16/24

 1,994,585

 4,192,656

 5.23

 Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21

 4,215,866

 1,959,072

 3.73

 Station Casinos LLC, Term B Facility Loan, 5/25/23

 1,965,194

 $

 11,190,645

 Hotels, Resorts & Cruise Lines - 0.7%

 2,089,500

 3.73

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,108,000

 1,100,948

 3.23

 Hilton Worldwide Finance LLC, Series B-2 Term Loan, 10/25/23

 1,107,003

 2,426,078

 3.98

 Sabre GLBL, Inc., 2017 Incremental Term Loan, 2/16/24

 2,448,172

 $

 5,663,175

 Leisure Facilities - 0.7%

 1,568,000

 3.48

 Cedar Fair LP, U.S. Term B Loan, 4/7/24

 $

 1,584,072

 1,943,849

 5.48

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 1,972,095

 1,512,685

 4.23

 Life Time Fitness, Inc., 2017 Refinancing Term Loan, 6/10/22

 1,521,076

 1,457,976

 3.24

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 1,470,506

 $

 6,547,749

 Restaurants - 1.0%

 1,389,518

 3.23

 KFC Holding Co., Term B Loan, 6/2/23

 $

 1,398,202

 1,036,500

 3.97

 Landry's, Inc., B Term Loan, 9/22/23

 1,038,444

 750,000

 4.73

 NPC International, Inc., Initial Term Loan (First Lien), 3/31/24

 757,735

 2,337,606

 4.51

 PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19

 2,331,762

 3,405,582

 3.51

 Restaurant Brands, Term Loan (First Lien), 2/17/24

 3,406,290

 $

 8,932,433

 Education Services - 1.8%

 2,953,399

 3.48

 Bright Horizons Family Solutions, Term Loan (First Lien), 11/3/23

 $

 2,978,626

 2,809,668

 5.47

 Cengage Learning, Inc., 2016 Refinancing Term Loan, 5/27/23

 2,662,161

 1,668,726

 4.23

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 1,620,054

 3,498,508

 5.73

 Laureate Education, Inc., Term Loan (First Lien), 4/21/24

 3,525,841

 3,366,000

 5.23

 McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22

 3,327,432

 1,927,331

 4.70

 Nord Anglia Education, Initial Term Loan, 3/31/21

 1,930,544

 $

 16,044,658

 Specialized Consumer Services - 1.6%

 1,586,133

 5.78

 Allied Universal Holdco LLC, Initial Term Loan (First Lien), 7/28/22

 $

 1,591,255

 2,587,249

 4.73

 Creative Artists Agency LLC, Refinancing Term Loan, 2/9/24

 2,609,888

 1,273,306

 6.05

 GCA Merger Sub, Inc., Term Loan (First Lien), 2/22/23

 1,286,835

 1,869,303

 5.48

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 1,872,808

 2,661,396

 5.05

 KUEHG Corp., Term B-2 Loan, 8/13/22

 2,679,693

 2,831,155

 3.98

 Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien), 5/2/22

 2,851,126

 904,611

 4.53

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 892,314

 $

 13,783,919

 Total Consumer Services

 $

 62,162,579

 Media - 7.6%

 Advertising - 0.4%

 1,865,702

 3.48

 Outfront Media Capital LLC, Term Loan, 3/10/24

 1,879,501

 1,836,125

 6.48

 Polyconcept North America Holdings, Inc., Closing Date Term Loan (First Lien), 8/11/23

 1,854,486

 $

 3,733,987

 Broadcasting - 2.9%

 982,675

 4.48

 A-L Parent LLC, Initial Term Loan (First Lien), 11/18/23

 $

 994,958

 1,660,377

 7.23

 Beasley Mezzanine Holdings LLC, Initial Term Loan, 10/6/23

 1,680,787

 1,117,350

 4.73

 Catalina Holding Corp., Tranche B Term Loan (First Lien), 4/3/21

 914,830

 1,733,771

 4.73

 CBS Radio, Inc., Term B Loan, 10/7/23

 1,747,588

 930,000

 0.00

 CBS Radio, Inc., Term B-1 Loan, 3/2/24

 940,462

 1,795,500

 3.48

 CSC Holdings LLC, March 2017 Refinancing Term Loan, 7/17/25

 1,795,500

 1,854,222

 4.71

 Entercom Radio LLC, Term B Loan, 11/1/23

 1,864,420

 1,492,500

 3.72

 Gray Television, Inc., Term B-2 Loan, 2/7/24

 1,504,440

 1,506,500

 4.48

 Hubbard Radio LLC, Term Loan, 5/12/22

 1,514,032

 140,815

 3.74

 Mission Broadcasting, Inc., Term Loan (First Lien), 1/17/24

 141,916

 1,152,213

 3.74

 Nexstar Broadcasting, Inc., Term Loan (First Lien), 1/17/24

 1,161,215

 1,739,391

 3.22

 Nielsen Finance LLC, Class B-4 Term Loan, 10/4/23

 1,744,826

 2,438,582

 3.43

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 2,449,251

 700,708

 3.49

 Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24

 702,603

 2,060,090

 4.30

 Townsquare Media, Inc., Additional Term B Loan, 4/1/22

 2,070,819

 180,381

 4.71

 Tribune Media Co., Term B Loan, 12/27/20

 181,395

 2,248,218

 4.23

 Tribune Media Co., Term C Loan, 1/18/24

 2,260,864

 1,706,716

 3.98

 Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24

 1,701,737

 $

 25,371,643

 Cable & Satellite - 2.2%

 1,400,000

 3.43

 Cable One, Inc., Term Loan (First Lien), 4/12/24

 $

 1,412,250

 5,696,248

 3.24

 Charter Communications Operating LLC, Term F-1 Loan, 1/3/21

 5,733,826

 1,777,500

 3.48

 Charter Communications Operating LLC, Term I-1 Loan, 1/15/24

 1,791,325

 1,913,109

 4.00

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,908,925

 955,645

 3.70

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 963,112

 1,473,485

 7.05

 MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21

 1,378,936

 500,000

 3.98

 Telenet Financing USD LLC, Term Loan AI Facility, 6/30/25

 503,259

 1,200,000

 2.25

 Unitymedia Finance LLC, Term Loan (First Lien), 9/30/25

 1,199,035

 2,150,000

 3.98

 UPC Financing Partnership, Facility AP, 4/15/25

 2,163,706

 2,600,000

 3.73

 Ziggo Secured Finance Partnership, Term Loan (First Lien), 4/25/25

 2,610,725

 $

 19,665,099

 Movies & Entertainment - 1.6%

 845,750

 3.48

 AMC Entertainment Holdings, Inc., 2016 Incremental Term Loan, 12/15/23

 $

 848,922

 2,093,408

 3.48

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 2,101,694

 936,465

 3.79

 Kasima LLC, Term Loan, 5/17/21

 942,709

 837,188

 4.23

 Lions Gate Entertainment Corp., Term Loan (First Lien), 10/13/23

 845,559

 1,508,619

 3.50

 Live Nation Entertainment, Inc., Term Loan (First Lien), 10/27/23

 1,518,755

 2,012,707

 3.23

 Regal Cinemas Corp., New Term Loan, 4/1/22

 2,020,725

 1,231,154

 3.73

 Rovi Solutions Corp., Term B Loan, 7/2/21

 1,236,078

 1,920,000

 4.05

 Seminole Hard Rock Entertainment, Inc., Term Loan, 5/14/20

 1,934,001

 2,371,495

 3.73

 WMG Acquisition Corp., Tranche D Term Loan, 11/1/23

 2,384,464

 $

 13,832,907

 Publishing - 0.5%

 1,862,239

 3.72

 MTL Publishing LLC, Term B-5 Loan, 8/20/23

 $

 1,870,740

 923,382

 0.00

 Quincy Media, Inc., Term Loan B, 10/19/22

 928,576

 1,645,875

 4.54

 Trader Corp., Term Loan (First Lien), 9/28/23

 1,645,875

 $

 4,445,191

 Total Media

 $

 67,048,827

 Retailing - 2.7%

 Department Stores - 0.3%

 496,815

 5.45

 JC Penney Corp, Inc., Loan (2016), 6/10/23

 $

 492,779

 1,636,399

 4.47

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 1,224,571

 900,000

 4.25

 SK Spice, Term Loan (First Lien), 7/11/24

 906,750

 $

 2,624,100

 Apparel Retail - 0.2%

 656,682

 4.55

 Hudson's Bay Co., Initial Term Loan, 8/14/22

 $

 627,131

 1,227,647

 4.72

 The Men's Wearhouse, Inc., Tranche B Term Loan, 4/16/21

 1,194,909

 $

 1,822,040

 Home Improvement Retail - 0.4%

 3,283,047

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,221,490

 Specialty Stores - 0.9%

 1,750,000

 6.30

 Bass Pro Group LLC, Initial Term Loan, 11/16/23

 $

 1,706,719

 1,695,299

 3.97

 Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 1/28/23

 1,698,478

 4,382,277

 4.23

 PetSmart, Inc., Tranche B-2 Loan, 3/10/22

 4,166,152

 $

 7,571,349

 Automotive Retail - 0.6%

 550,106

 3.30

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/22

 $

 548,937

 1,547,741

 3.55

 Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 10/28/23

 1,553,352

 2,279,523

 4.97

 CWGS Group LLC, Term Loan, 11/3/23

 2,300,894

 980,521

 3.98

 The Hertz Corp., Tranche B-1 Term Loan, 6/30/23

 979,831

 $

 5,383,014

 Homefurnishing Retail - 0.3%

 2,598,849

 4.77

 Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 10/21/23

 $

 2,604,003

 Total Retailing

 $

 23,225,996

 Food & Staples Retailing - 1.5%

 Drug Retail - 0.2%

 1,176,436

 4.23

 Hearthside Group Holdings LLC, 2017 Replacement Term Loan, 6/2/21

 $

 1,183,789

 Food Distributors - 0.5%

 3,268,530

 5.30

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 $

 3,171,837

 1,697,017

 4.43

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 1,339,230

 $

 4,511,067

 Food Retail - 0.8%

 997,500

 4.29

 Albertson's LLC, 2017-1 Term B-5 Loan, 12/21/22

 $

 997,639

 3,031,778

 4.25

 Albertson's LLC, 2017-1 Term B-6 Loan, 6/22/23

 3,036,704

 1,619,108

 4.73

 Packers Holdings LLC, Initial Term Loan, 11/25/21

 1,635,299

 486,281

 4.71

 SUPERVALU, Inc., Delayed Draw Term Loan, 6/8/24

 485,369

 810,469

 4.73

 SUPERVALU, Inc., Initial Term Loan, 6/8/24

 808,949

 $

 6,963,960

 Total Food & Staples Retailing

 $

 12,658,816

 Food, Beverage & Tobacco - 2.6%

 Distillers & Vintners - 0.0% †

 497,500

 0.00

 Arterra Wines Canada, Inc., Term Loan (First Lien), 12/16/23

 $

 501,231

 Agricultural Products - 0.2%

 1,801,667

 3.74

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,821,350

 Packaged Foods & Meats - 2.4%

 744,375

 6.73

 Amplify Snack Brands, Inc., Term Loan, 8/24/23

 $

 749,027

 2,380,797

 5.48

 Chobani LLC, Closing Date Term Loan (First Lien), 9/30/23

 2,403,117

 2,253,639

 4.73

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 2,138,140

 1,736,551

 4.25

 Dole Food Company, Inc., Term Loan (First Lien), 3/23/24

 1,748,248

 2,233,125

 6.73

 Give & Go Prepared Foods Corp., Term Loan (First Lien), 7/12/23

 2,249,873

 1,737,146

 3.81

 JBS USA, Term Loan (First Lien), 10/30/22

 1,724,118

 3,471,058

 3.23

 Pinnacle Foods Finance LLC, Initial Term Loan, 1/30/24

 3,489,867

 4,400,000

 3.49

 Post Holdings, Inc., Series A Incremental Term Loan, 5/17/24

 4,422,686

 1,530,004

 5.23

 Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21

 1,530,482

 $

 20,455,558

 Total Food, Beverage & Tobacco

 $

 22,778,139

 Household & Personal Products - 1.8%

 Household Products - 0.7%

 490,000

 3.25

 Energizer Spinco Inc., Term Loan (First Lien), 5/20/22

 $

 493,522

 1,264,375

 8.79

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 1,272,277

 1,823,498

 3.27

 Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 6/23/22

 1,835,351

 2,300,000

 5.17

 WKI Holding Co, Inc., Initial Loan, 4/25/24

 2,334,500

 $

 5,935,650

 Personal Products - 1.1%

 2,500,000

 5.16

 Albea Beauty Holdings SA, Term Loan (First Lien), 4/12/24

 $

 2,496,875

 1,216,277

 4.80

 Atrium Innovations, Inc., Term Loan, 1/29/21

 1,221,345

 454,229

 4.19

 Party City Holdings, Inc., 2016 Replacement Term Loan, 8/19/22

 455,972

 3,318,815

 4.73

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 3,020,122

 2,711,417

 4.80

 The Nature's Bounty Co., Dollar Term B-1 Loan, 5/5/23

 2,720,172

 $

 9,914,486

 Total Household & Personal Products

 $

 15,850,136

 Health Care Equipment & Services - 8.5%

 Health Care Equipment - 0.1%

 597,000

 3.80

 ConvaTec Healthcare D Sarl, Term B Loan, 10/14/23

 $

 600,731

 Health Care Supplies - 1.2%

 1,488,608

 4.48

 Alere, Inc., B Term Loan, 6/11/22

 $

 1,493,027

 1,590,426

 4.73

 Greatbatch, Ltd., New Term B Loan, 10/27/22

 1,600,168

 2,915,058

 3.98

 Halyard Health, Inc., Term Loan, 11/1/21

 2,937,839

 1,555,000

 4.55

 Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24

 1,556,295

 2,881,165

 4.23

 Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5/15/22

 2,886,567

 $

 10,473,896

 Health Care Services - 3.5%

 868,888

 5.79

 Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21

 $

 865,267

 1,000,690

 4.48

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 1,002,774

 385,697

 6.80

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 388,108

 2,130,519

 3.98

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 2,152,205

 3,873,087

 4.30

 Envision Healthcare Corp., Initial Term Loan, 11/17/23

 3,901,166

 2,385,766

 4.48

 Examworks Group, Inc., Term Loan (First Lien), 7/27/23

 2,405,522

 823,017

 4.55

 Global Healthcare Exchange LLC, Term Loan (First Lien), 6/22/24

 829,190

 2,651,713

 6.23

 HC Group Holdings III, Inc., Initial Term Loan (First Lien), 3/25/22

 2,658,342

 1,904,679

 4.95

 inVentiv Group Holdings, Inc., Initial Term Loan, 9/29/23

 1,911,141

 1,879,248

 4.01

 Jaguar Holding Co II, 2017 Term Loan, 8/18/22

 1,893,603

 979,814

 4.30

 MPH Acquisition Holdings LLC, Initial Term Loan, 5/25/23

 984,815

 1,967,158

 4.30

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 1,984,677

 1,520,797

 4.73

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,521,709

 1,685,979

 5.73

 nThrive, Inc., Additional Term B-2 Loan, 10/19/22

 1,707,844

 2,992,500

 3.98

 Team Health, Inc., Term Loan (First Lien), 1/12/24

 2,990,630

 2,906,740

 5.55

 US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22

 2,862,685

 $

 30,059,678

 Health Care Facilities - 2.7%

 1,916,375

 3.98

 Acadia Healthcare Co, Inc., Tranche B-2 Term Loan, 1/27/23

 $

 1,942,725

 2,180,481

 5.80

 ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 5/6/23

 2,205,465

 380,315

 4.05

 CHS, Incremental 2019 Term G Loan, 12/31/19

 380,939

 2,025,248

 4.21

 CHS, Incremental 2021 Term H Loan, 1/27/21

 2,027,057

 2,773,345

 4.21

 Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22

 2,791,547

 280,134

 3.48

 HCA, Inc., Tranche B-8 Term Loan, 2/15/24

 282,435

 1,778,818

 5.30

 Iasis Healthcare LLC, Term Loan (First Lien), 4/28/21

 1,792,826

 3,331,531

 4.81

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 3,338,470

 2,910,899

 4.80

 NVA Holdings, Inc., Term B-2 Loan (First Lien), 8/14/21

 2,940,008

 1,915,777

 7.98

 Quorum Health Corp., Term Loan, 4/12/22

 1,922,004

 1,722,986

 4.81

 Select Medical Corporation, Term Loan (First Lien), 2/13/24

 1,743,432

 1,879,669

 4.73

 Vizient, Inc., Term B-3 Loan, 2/13/23

 1,905,515

 $

 23,272,423

 Managed Health Care - 0.3%

 201,609

 10.25

 MMM Holdings, Inc., Term Loan, 10/9/17 (d)

 $

 197,577

 146,569

 10.25

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (d)

 143,637

 1,980,000

 7.25

 Prospect Medical Holdings, Inc., Term Loan, 6/20/22

 2,008,462

 $

 2,349,676

 Health Care Technology - 0.5%

 3,084,053

 3.98

 Change Healthcare Holdings LLC, Closing Date Term Loan, 2/3/24

 $

 3,103,757

 1,019,875

 4.48

 Press Ganey Holdings, Inc., Initial Term Loan, 9/29/23

 1,027,524

 702,525

 3.26

 Quintiles IMS, Inc., Term B-1 Dollar Loan, 3/7/24

 708,892

 $

 4,840,173

 Pharmaceuticals - 0.2%

 1,588,000

 4.98

 Genoa a QoL Healthcare Co LLC, Initial Term Loan (First Lien), 10/28/23

 $

 1,602,292

 Total Health Care Equipment & Services

 $

 73,198,869

 Pharmaceuticals, Biotechnology & Life Sciences - 3.4%

 Biotechnology - 0.6%

 3,131,854

 3.97

 Alkermes, Inc., 2021 Term Loan, 9/25/19

 $

 3,155,342

 1,000,000

 2.25

 Inventiv Group Holdings, Inc., Term Loan (First Lien), 6/26/24

 1,006,563

 847,875

 5.73

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/30/22

 854,940

 $

 5,016,845

 Pharmaceuticals - 2.2%

 1,353,391

 5.50

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,371,138

 232,810

 5.50

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 175,044

 3,325,000

 5.50

 Endo Luxembourg Finance Co., Term Loan (First Lien), 4/12/24

 3,379,922

 1,197,000

 3.44

 Grifols Worldwide Operations USA, Inc., Tranche B Term Loan, 1/23/25

 1,204,141

 1,745,625

 5.00

 Horizon Pharma, Inc., Second Amendment Refinancing Term Loan, 3/29/24

 1,757,082

 1,506,541

 4.05

 Mallinckrodt International Finance SA, 2017 Term B Loan, 9/24/24

 1,514,283

 2,061,700

 4.50

 Patheon Holdings I BV, Tranche B Dollar Term Loan, 4/4/24

 2,070,077

 2,764,064

 3.30

 RPI Finance Trust, Initial Term Loan B-6, 3/17/23

 2,780,259

 4,524,619

 5.98

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 4,612,610

 $

 18,864,556

 Life Sciences Tools & Services - 0.6%

 2,557,099

 5.98

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 2,575,745

 2,072,910

 3.98

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 2,093,084

 1,000,000

 6.17

 eResearch Technology, Inc., Term Loan (First Lien), 4/12/23

 1,006,875

 $

 5,675,704

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 29,557,105

 Diversified Financials - 3.5%

 Other Diversified Financial Services - 1.0%

 708,289

 5.73

 4L Technologies Inc., Term Loan, 5/8/20

 $

 649,855

 481,404

 4.73

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 427,246

 975,092

 4.06

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 976,616

 673,724

 3.55

 Delos Finance Sarl, Loan, 10/6/23

 676,335

 2,348,534

 3.43

 Fly Funding II Sarl, Loan, 8/9/19

 2,354,405

 2,448,000

 5.55

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,350,080

 606,166

 6.23

 Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20

 607,303

 $

 8,041,840

 Specialized Finance - 0.9%

 1,481,061

 6.45

 DBRS, Ltd., Initial Term Loan, 2/25/22

 $

 1,469,953

 1,750,000

 6.49

 MHVC Acquisition Corp., Term Loan (First Lien), 4/24/24

 1,763,125

 2,000,000

 6.05

 PDC Brands, Term Loan (First Lien), 6/29/24

 2,010,834

 2,286,182

 3.73

 Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21

 2,300,292

 $

 7,544,204

 Asset Management & Custody Banks - 0.4%

 1,000,000

 1.38

 Fortress Investment Group LLC, Term Loan (First Lien), 6/12/22

 $

 1,013,594

 1,854,331

 4.98

 Vistra Group Ltd., Term Loan (First Lien), 7/21/22

 1,831,152

 $

 2,844,746

 Investment Banking & Brokerage - 0.8%

 2,107,039

 5.05

 Duff & Phelps Corp., Initial Term Loan, 4/23/20

 $

 2,126,266

 1,978,783

 3.98

 Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 7/22/23

 1,996,406

 1,995,000

 3.82

 LPL Holdings, Inc., Initial Term Loan, 3/10/24

 2,009,340

 $

 6,132,012

 Diversified Capital Markets - 0.4%

 900,000

 3.98

 Avolon TLB Borrower 1 US LLC, Initial Term B-2 Loan, 1/20/22

 $

 904,782

 1,467,188

 6.86

 Freedom Mortgage Corp., Initial Term Loan, 2/17/22

 1,481,859

 1,000,000

 4.80

 North American Bancard, Term Loan (First Lien), 6/15/24

 1,006,250

 $

 3,392,891

 Total Diversified Financials

 $

 27,955,693

 Insurance - 1.5%

 Insurance Brokers - 0.2%

 1,550,044

 4.80

 NFP Corp., Term B Loan, 12/9/23

 $

 1,562,477

 Life & Health Insurance - 0.2%

 1,231,606

 6.93

 Integro, Ltd., Initial Term Loan (First Lien), 10/9/22

 $

 1,231,606

 Multi-line Insurance - 0.2%

 1,800,519

 4.56

 Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22

 $

 1,810,202

 Property & Casualty Insurance - 0.9%

 3,243,000

 6.30

 Acrisure LLC, Term Loan (First Lien), 11/3/23

 $

 3,295,699

 796,000

 4.17

 AmWINS Group, Inc., Term Loan (First Lien), 1/25/24

 799,317

 2,315,207

 6.73

 Confie Seguros Holding II Co., Term B Loan, 4/13/22

 2,296,685

 1,500,000

 4.18

 USI, Inc. New York, Initial Term Loan, 4/5/24

 1,497,969

 $

 7,889,670

 Total Insurance

 $

 12,493,955

 Software & Services - 7.0%

 Internet Software & Services - 1.1%

 854,400

 5.04

 Blucora, Inc., Initial Term Loan, 4/21/24

 $

 859,384

 1,488,061

 4.47

 Match Group, Inc., Term B-1 Loan, 10/27/22

 1,499,221

 3,367,438

 4.17

 Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 11/3/23

 3,386,800

 728,482

 3.72

 Vantiv LLC, Term B Loan, 6/12/21

 734,856

 3,295,129

 3.48

 Zayo Group LLC, Term Loan (First Lien), 1/19/24

 3,310,385

 $

 9,790,646

 IT Consulting & Other Services - 2.0%

 661,755

 3.47

 Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 6/30/23

 $

 665,395

 2,518,702

 3.30

 CDW LLC, Term Loan, 8/16/23

 2,536,182

 1,100,459

 5.98

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 1,037,527

 997,500

 3.23

 Gartner, Inc., 2017 Incremental Tranche B Loan, 3/16/24

 1,003,111

 1,246,875

 5.80

 Global Logic, Inc., Term Loan (First Lien), 6/15/22

 1,256,975

 1,997,853

 3.73

 Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24

 2,007,968

 771,130

 4.68

 Kronos, Inc., Incremental Term Loan (First Lien), 11/1/23

 780,201

 199,500

 5.05

 Oberthur Technologies Group SA, Term Loan (First Lien), 12/15/23

 200,248

 2,582,987

 5.55

 Rocket Software, Inc., Term Loan (First Lien), 10/11/23

 2,613,660

 615,008

 3.69

 Science Applications International Corp., Tranche B Incremental Loan, 4/21/22

 620,293

 984,962

 6.81

 Sitel Worldwide Corp., Term Loan (First Lien), 8/21/21

 985,578

 1,216,879

 3.48

 SS&C Technologies, Inc., 2017 Refinancing New Term B-1 Loan, 7/8/22

 1,224,674

 2,325,000

 4.23

 Tempo Acquisition LLC, Initial Term Loan, 4/21/24

 2,344,860

 $

 17,276,672

 Data Processing & Outsourced Services - 1.2%

 941,447

 3.50

 Black Knight InfoServ LLC, Term B Loan, 5/7/22

 $

 948,508

 995,000

 5.23

 Conduent Business Services LLC, Term B Loan, 11/18/23

 1,008,059

 2,901,211

 3.48

 First Data Corp., 2022D New Dollar Term Loan, 7/10/22

 2,911,003

 2,975,388

 3.73

 First Data Corp., 2024 New Dollar Term Loan, 4/21/24

 2,992,312

 774,916

 3.23

 Global Payments, Inc., Term B-2 Loan, 4/22/23

 779,222

 1,366,127

 3.98

 Wex Inc., Term Loan (First Lien), 7/1/23

 1,382,228

 $

 10,021,332

 Application Software - 1.5%

 1,503,670

 4.55

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,516,671

 2,431,625

 6.42

 DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23

 2,389,072

 1,637,938

 4.05

 Infor US, Inc., Tranche B-6 Term Loan, 2/2/22

 1,638,084

 801,873

 7.23

 Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 9/27/22

 816,574

 2,118,115

 6.55

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22

 2,043,981

 2,967,563

 5.76

 Synchronoss Technologies, Inc., Initial Term Loan, 1/19/24

 2,967,562

 1,634,039

 3.47

 Verint Systems, Inc., Term Loan (First Lien), 6/29/24

 1,642,209

 $

 13,014,153

 Systems Software - 1.2%

 3,084,903

 4.30

 EZE Castle Software, Inc., Term B-2 Loan (First Lien), 4/4/20

 $

 3,108,040

 1,149,250

 5.00

 Genesys Telecommunications Laboratories, Term Loan (First Lien), 12/1/23

 1,158,408

 623,527

 5.48

 Landesk Software Group, Inc., Term Loan (First Lien), 1/23/24

 620,799

 1,553,606

 3.81

 MA Finance CO LLC, Term Loan (First Lien), 11/20/21

 1,555,224

 225,913

 3.98

 MA Finance CO LLC, Term Loan (First Lien), 4/18/24

 226,172

 1,524,087

 4.03

 Seattle Spinco, Inc., Term Loan (First Lien), 4/18/24

 1,525,834

 2,020,790

 4.55

 Sybil Software LLC, Initial Refinancing Dollar Term Loan, 9/30/23

 2,042,623

 $

 10,237,100

 Total Software & Services

 $

 60,339,903

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 0.4%

 2,317,429

 3.73

 Ciena Corp., Refinancing Term Loan, 2/25/22

 $

 2,330,465

 1,306,950

 3.30

 CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22

 1,314,302

 $

 3,644,767

 Technology Hardware, Storage & Peripherals - 0.2%

 1,273,729

 3.98

 Western Digital Corp., U.S. Term B-2 Loan, 4/29/23

 $

 1,285,172

 Electronic Equipment Manufacturers - 0.2%

 1,859,792

 0.00

 Zebra Technologies Corp., Term Loan (First Lien), 10/27/21

 $

 1,868,998

 Electronic Components - 0.3%

 328,319

 3.55

 Generac Power Systems, Inc., 2017 New Term Loan, 5/31/23

 $

 330,576

 2,274,990

 6.05

 Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22

 2,282,099

 $

 2,612,675

 Technology Distributors - 0.0% †

 68,917

 3.48

 SS&C European Holdings Sarl, 2017 Refinancing New Term B-2 Loan, 7/8/22

 $

 69,358

 Total Technology Hardware & Equipment

 $

 9,480,970

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductor Equipment - 0.4%

 1,493,983

 3.48

 Entegris, Inc., New Tranche B Term Loan, 4/30/21

 $

 1,506,122

 1,264,068

 3.48

 MKS Instruments, Inc., 4/29/23

 1,274,339

 450,115

 3.55

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 454,585

 $

 3,235,046

 Semiconductors - 1.0%

 1,000,000

 5.80

 Bright Bidco B.V., Term Loan (First Lien), 3/17/24

 $

 1,015,208

 1,974,770

 3.48

 MACOM Technology Solutions Holdings, Inc., Initial Term Loan, 5/12/24

 1,974,770

 2,926,286

 3.80

 Micron Technology, Inc., Term Loan, 4/26/22

 2,955,330

 293,411

 3.55

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 294,633

 1,968,361

 3.48

 ON Semiconductor Corp., 2017 New Replacement Term Loan, 3/31/23

 1,977,957

 $

 8,217,898

 Total Semiconductors & Semiconductor Equipment

 $

 11,452,944

 Telecommunication Services - 2.6%

 Integrated Telecommunication Services - 1.6%

 3,500,000

 2.75

 CenturyLink, Inc., Initial Term B Loan, 1/31/25

 $

 3,457,618

 1,637,481

 4.23

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 1,646,692

 1,150,000

 4.98

 Frontier Communications Corp., Term Loan (First Lien), 6/1/24

 1,108,600

 594,281

 4.23

 GCI Holdings, Inc., New Term B Loan (2016), 2/2/22

 597,809

 2,717,027

 3.48

 Level 3 Financing, Inc., Tranche B 2024 Term Loan, 2/17/24

 2,731,463

 167,662

 4.69

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 169,548

 500,000

 5.50

 Securus Technologies Holdings, Inc., Term Loan (First Lien), 6/20/24

 505,625

 1,546,125

 4.06

 SFR Group SA, USD TLB-11 Term Loan, 6/22/25

 1,546,125

 780,155

 5.23

 Windstream Services LLC, Tranche B-6 Term Loan (2016), 9/30/21

 775,279

 962,918

 4.48

 Windstream Services LLC, Tranche B-7 Term Loan, 2/8/24

 937,641

 $

 13,476,400

 Wireless Telecommunication Services - 1.0%

 2,367,764

 3.48

 Altice US Finance I Corp., March 2017 Refinancing Term Loan, 7/28/25

 $

 2,369,835

 475,000

 4.94

 Digicel International Finance Limited, Term Loan (First Lien), 5/10/24

 480,196

 1,487,225

 3.49

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 1,495,900

 3,316,688

 3.75

 Sprint Communications, Inc., Initial Term Loan, 2/2/24

 3,330,853

 1,045,876

 3.98

 Virgin Media Bristol LLC, I Facility, 1/31/25

 1,052,195

 $

 8,728,979

 Total Telecommunication Services

 $

 22,205,379

 Utilities - 2.4%

 Electric Utilities - 1.5%

 2,549,715

 6.30

 APLP Holdings LP, Term Loan, 4/12/23

 $

 2,564,588

 2,544,000

 3.48

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 2,549,566

 718,657

 4.96

 Helix Gen Funding LLC, Term Loan, 3/10/24

 727,191

 2,238,764

 5.23

 Talen Energy Supply LLC, Term B-1 Loan, 7/6/23

 2,173,701

 995,000

 4.48

 The Dayton Power & Light Co., Loan, 8/18/22

 1,011,467

 2,421,680

 5.23

 TPF II Power, LLC, Term Loan, 10/2/21

 2,440,218

 311,829

 3.98

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 313,115

 1,360,415

 3.98

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 1,366,026

 $

 13,145,872

 Multi-Utilities - 0.1%

 917,040

 5.55

 EFS Cogen Holdings I LLC, Term B Advance, 6/28/23

 $

 926,784

 Water Utilities - 0.1%

 523,201

 5.05

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 525,817

 Independent Power Producers & Energy Traders - 0.7%

 1,367,100

 4.05

 Calpine Corp., Term Loan, 5/28/22

 $

 1,373,513

 1,496,250

 4.48

 Dynegy, Inc., Tranche C-1 Term Loan, 6/27/23

 1,503,969

 2,007,663

 3.55

 NRG Energy, Inc., Term Loan, 6/30/23

 2,013,578

 1,542,373

 5.80

 TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22

 1,577,076

 $

 6,468,136

 Total Utilities

 $

 21,066,609

 Real Estate - 1.1%

 Diversified REIT - 0.1%

 794,010

 3.73

 ESH Hospitality, Inc., Repriced Term Loan, 8/30/23

 $

 798,973

 Hotel & Resort REIT - 0.3%

 2,700,813

 3.48

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23

 $

 2,714,878

 Retail REIT - 0.3%

 2,829,548

 4.56

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 2,844,050

 Specialized REIT - 0.4%

 3,260,321

 4.23

 Uniti Group, Inc., Shortfall Term Loan, 10/24/22

 $

 3,265,401

 Total Real Estate

 $

 9,623,302

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $730,272,992)

 $

 732,834,597

 PREFERRED STOCKS - 0.0% †

 Diversified Financials - 0.0% †

 Consumer Finance - 0.0% †

 10,902

 6.82

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 289,448

 Total Diversified Financials

 $

 289,448

 TOTAL PREFERRED STOCKS

 (Cost $286,178)

 $

 289,448

 Shares

 COMMON STOCKS - 0.0% †

 Retailing - 0.0% †

 Computer & Electronics Retail - 0.0% †

 54,675

 Targus Cayman SubCo., Ltd. (g)

 $

 53,035

 Total Retailing

 $

 53,035

 TOTAL COMMON STOCKS

 (Cost $191,363)

 $

 53,035

 Principal Amount ($)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%

 Banks - 1.3%

 Thrifts & Mortgage Finance - 1.3%

 1,000,000

 4.75

 Avery Point II CLO, Ltd., Floating Rate Note, 7/17/25 (144A)

 $

 991,058

 1,000,000

 3.18

 BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)

 984,148

 700,000

 5.21

 Carlyle US CLO 2016-4, Ltd., Floating Rate Note, 10/20/27 (144A)

 704,444

 1,000,000

 4.53

 Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)

 1,011,534

 1,400,000

 5.23

 COMM 2014-FL5 Mortgage Trust REMICS, Floating Rate Note, 10/15/31 (144A)

 1,324,934

 195,227

 2.73

 FORT CRE 2016-1 LLC, Floating Rate Note, 5/21/36 (144A)

 195,491

 2,000,000

 5.13

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 2,011,744

 1,000,000

 4.53

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)

 1,027,277

 1,500,000

 5.01

 Home Partners of America 2016-2 Trust, Floating Rate Note, 10/17/33 (144A)

 1,551,173

 800,000

 3.46

 Octagon Investment Partners XVII, Ltd., Floating Rate Note, 10/25/25 (144A)

 799,996

 $

 10,601,799

 Total Banks

 $

 10,601,799

 Diversified Financials - 0.0% †

 Other Diversified Financial Services - 0.0% †

 221,602

 4.99

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 $

 233,903

 Total Diversified Financials

 $

 233,903

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $10,546,416)

 $

 10,835,702

 CORPORATE BONDS - 6.0%

 Energy - 0.7%

 Oil & Gas Exploration & Production - 0.3%

 1,000,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 $

 1,010,000

 1,000,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 990,000

 800,000

 WPX Energy, Inc., 7.5%, 8/1/20

 856,000

 $

 2,856,000

 Oil & Gas Storage & Transportation - 0.4%

 1,400,000

 7.29

 Golar LNG Partners LP, Floating Rate Note, 5/15/21

 $

 1,393,000

 1,405,000

 NuStar Logistics LP, 6.75%, 2/1/21

 1,531,450

 $

 2,924,450

 Total Energy

 $

 5,780,450

 Materials - 0.2%

 Metal & Glass Containers - 0.1%

 1,150,000

 4.80

 Reynolds Group Issuer, Inc., Floating Rate Note, 7/15/21 (144A)

 $

 1,174,438

 Aluminum - 0.0% †

 350,000

 Constellium NV, 7.875%, 4/1/21 (144A)

 $

 373,625

 Diversified Metals & Mining - 0.1%

 376,000

 Rain CII Carbon LLC, 7.25%, 4/1/25 (144A)

 $

 391,040

 Total Materials

 $

 1,939,103

 Capital Goods - 0.1%

 Construction & Engineering - 0.1%

 750,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 750,000

 Total Capital Goods

 $

 750,000

 Transportation - 0.2%

 Airlines - 0.2%

 1,041,833

 Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (144A)

 $

 1,098,801

 500,000

 Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)

 515,625

 360,000

 Air Canada, 5.00%, 3/15/20 (144A)

 368,100

 $

 1,982,526

 Total Transportation

 $

 1,982,526

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 1,000,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $

 974,170

 Total Automobiles & Components

 $

 974,170

 Media - 0.2%

 Advertising - 0.0% †

 370,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 371,850

 Cable & Satellite - 0.2%

 1,250,000

 Hughes Satellite Systems Corp., 5.25%, 8/1/26

 $

 1,310,938

 Total Media

 $

 1,682,788

 Retailing - 0.4%

 Internet Retail - 0.4%

 1,500,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 1,597,790

 1,500,000

 The Priceline Group, Inc., 3.6%, 6/1/26

 1,529,684

 $

 3,127,474

 Total Retailing

 $

 3,127,474

 Food, Beverage & Tobacco - 0.1%

 Distillers & Vintners - 0.1%

 475,000

 Pernod Ricard SA, 3.25%, 6/8/26 (144A)

 $

 476,772

 359,000

 Pernod Ricard SA, 4.45%, 1/15/22 (144A)

 387,539

 $

 864,311

 Packaged Foods & Meats - 0.0% †

 400,000

 1.76

 Tyson Foods, Inc., Floating Rate Note, 6/2/20

 $

 401,777

 Total Food, Beverage & Tobacco

 $

 1,266,088

 Health Care Equipment & Services - 0.9%

 Health Care Services - 0.1%

 1,000,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 $

 1,017,500

 Health Care Facilities - 0.5%

 300,000

 CHS, 6.25%, 3/31/23

 $

 307,500

 1,500,000

 CHS, 6.875%, 2/1/22

 1,286,250

 2,000,000

 HCA, Inc., 5.375%, 2/1/25

 2,130,000

 510,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 548,250

 $

 4,272,000

 Managed Health Care - 0.3%

 1,000,000

 Centene Corp., 5.625%, 2/15/21

 $

 1,040,000

 1,000,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 1,065,000

 $

 2,105,000

 Total Health Care Equipment & Services

 $

 7,394,500

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 1,500,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 $

 1,385,250

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,385,250

 Banks - 0.5%

 Diversified Banks - 0.5%

 1,000,000

 6.30

 Bank of America Corp., Floating Rate Note, (Perpetual)

 $

 1,131,250

 1,550,000

 7.62

 BNP Paribas SA, Floating Rate Note, (Perpetual) (144A)

 1,716,625

 180,000

 6.25

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 202,212

 1,000,000

 5.90

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 1,082,630

 $

 4,132,717

 Total Banks

 $

 4,132,717

 Diversified Financials - 0.3%

 Specialized Finance - 0.1%

 615,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 614,231

 Investment Banking & Brokerage - 0.2%

 1,500,000

 2.82

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/25/21

 $

 1,555,610

 Total Diversified Financials

 $

 2,169,841

 Insurance - 1.4%

 Reinsurance - 1.4%

 500,000

 4.81

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 506,550

 500,000

 4.49

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 507,800

 600,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (e) (f)

 28,500

 600,000

 Carnoustie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (e) (f)

 64,920

 600,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (e) (f)

 623,160

 300,000

 6.38

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 304,020

 300,000

 7.38

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 302,430

 400,000

 5.48

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 401,240

 300,000

 6.40

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 305,220

 600,000

 7.40

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 608,280

 250,000

 5.65

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 250,825

 350,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (e) (f)

 41,020

 600,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (e) (f)

 13,080

 600,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (e) (f)

 639,180

 600,000

 7.15

 Kilimanjaro II Re, Ltd., Floating Rate Note, 4/20/21 (Cat Bond) (144A)

 610,260

 250,000

 9.95

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 258,250

 500,000

 7.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 504,650

 650,000

 5.76

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 649,415

 250,000

 Limestone Re, Ltd., 8/31/21 (e) (f)

 255,050

 250,000

 Madison Re. Variable Rate Notes, 3/31/19 (e) (f)

 15,875

 600,000

 Pangaea Re, Series 2017-1, Principal at Risk Notes, 11/30/21 (e) (f)

 628,200

 600,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (e) (f)

 55,140

 500,000

 5.15

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 501,400

 700,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (e) (f)

 682,920

 250,000

 6.95

 Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 255,550

 350,000

 3.93

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 346,290

 350,000

 Resilience Re, Ltd., Floating Rate Note, 9/30/17 (e) (f)

 7,525

 300,000

 Resilience Re, Ltd., Floating Rate Note, 4/7/18 (e) (f)

 278,790

 500,000

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (e) (f)

 500,000

 300,000

 4.13

 Sanders Re, Ltd., Floating Rate Note, 12/6/21 (Cat Bond) (144A)

 300,960

 600,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (e) (f)

 632,460

 695,194

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 6/1/19 (e) (f)

 703,675

 600,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (e) (f)

 84,360

 500,000

 Sunningdale, Variable Rate Notes, 1/16/18 (e) (f)

 476,350

 250,000

 3.50

 Ursa Re, Ltd., Floating Rate Note, 5/27/20 (Cat Bond) (144A)

 250,475

 $

 12,593,820

 Total Insurance

 $

 12,593,820

 Software & Services - 0.1%

 Internet Software & Services - 0.1%

 1,295,000

 j2 Cloud Services LLC, 8.0%, 8/1/20

 $

 1,320,900

 Total Software & Services

 $

 1,320,900

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 783,750

 Total Semiconductors & Semiconductor Equipment

 $

 783,750

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.2%

 1,250,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 1,349,612

 828,000

 Frontier Communications Corp., 8.5%, 4/15/20

 842,490

 $

 2,192,102

 Wireless Telecommunication Services - 0.1%

 500,000

 Intelsat Jackson Holdings SA, 8.0%, 2/15/24 (144A)

 $

 543,125

 Total Telecommunication Services

 $

 2,735,227

 Utilities - 0.2%

 Gas Utilities - 0.0% †

 250,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 237,500

 Independent Power Producers & Energy Traders - 0.2%

 1,650,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $

 1,730,438

 Total Utilities

 $

 1,967,938

 TOTAL CORPORATE BONDS

 (Cost $50,010,451)

 $

 51,986,542

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%

 6,000,000

 U.S. Treasury Bills, 8/3/17 (c)

 $

 5,999,688

 13,000,000

 U.S. Treasury Bills, 9/28/17 (c)

 12,979,291

 8,200,000

 1.35

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 8,203,838

 15,000,000

 1.46

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18

 15,022,515

 32,815,000

 1.37

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18

 32,864,694

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $75,051,043)

 $

 75,070,026

 Shares

 MUTUAL FUNDS - 1.1%

 Banks - 0.1%

 Diversified Banks - 0.1%

 100,000

 Invesco Senior Income Trust

 $

 455,000

 Total Banks

 $

 455,000

 Diversified Financials - 1.0%

 Other Diversified Financial Services - 0.5%

 36,000

 iShares iBoxx $ High Yield Corporate Bond ETF

 $

 3,200,760

 50,000

 PowerShares Senior Loan Portfolio

 1,163,500

 $

 4,364,260

 Asset Management & Custody Banks - 0.5%

 100,000

 BlackRock Floating Rate Income Strategies Fund, Inc.

 $

 1,430,000

 100,000

 Eaton Vance Floating-Rate Income Trust

 1,528,000

 100,000

 First Trust Senior Floating Rate Income Fund II

 1,353,000

 $

 4,311,000

 Total Diversified Financials

 $

 8,675,260

 TOTAL MUTUAL FUNDS

 (Cost $8,864,753)

 $

 9,130,260

 TOTAL INVESTMENT IN SECURITIES - 102.3%

 (Cost $875,223,196) (a)

 $

 880,199,610

 OTHER ASSETS & LIABILITIES - (2.3)%

 $

 (19,743,594)

 NET ASSETS - 100.0%

 $

 860,456,016

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event-linked bond. At July 31, 2017, the value of these securities amounted to $6,863,615 or 0.8% of net assets.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2017, the value of these securities amounted to

$28,808,277 or 3.3% of total net assets.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Perpetual)

 Security with no stated maturity date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $875,723,673 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             8,690,006

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (4,214,069)

 Net unrealized appreciation

 $

             4,475,937

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Security is in default.

 (e)

 Structured reinsurance investment. At July 31, 2017, the value of these securities amounted to $5,730,205 or 0.6% of total net assets.

 (f)

 Rate to be determined.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Unrealized Appreciation

         1,333,750

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 6/20/20

  $               80,288

  $          25,518

         3,000,000

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

 1.00%

 BBB+

 12/20/20

                   (6,531)

             68,474

         1,499,400

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/20

                 (14,259)

            127,621

         7,464,600

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/21

                 465,044

            141,828

  $           524,542

  $      363,441

    (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

    (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

$
289,448

$
-

$
-

$
289,448

 Common Stocks

-

-

53,035

53,035

 Collateralized Mortgage Obligations

-

10,835,702

-

10,835,702

 Corporate Bonds

-

-

-

-

   Insurance

     Reinsurance

-

6,863,615

5,730,205

12,593,820

   All Other Corporate Bonds

-

39,392,722

-

39,392,722

 U.S. Government and Agency Obligations

-

75,070,026

-

75,070,026

 Senior Floating Rate Loan Interests

   Commercial Services & Supplies

-

-

-

-

     Diversified Support Services

-

-

1,069,625

1,069,625

 All Other Senior Floating Rate Loan Interests

-

731,764,972

-

731,764,972

 Mutual Funds

9,130,260

-

-

9,130,260

 Total

$
9,419,708

$
863,927,037

$
6,852,865

$
880,199,610

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Unrealized appreciation on centrally cleared credit default swap contracts

$
-

$
363,441

$
-

$
363,441

 Total Other Financial Instruments

#

$
-

$
363,441

$
-

$
363,441

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Common

 Stocks

 Corporate Bonds

 Senior Floating Rate Loan Interests

 Total

 Balance as of 10/31/16

$
53,035

$
5,041,215

$
-

$
5,094,250

 Realized gain (loss)1

-

-

50

50

 Change in unrealized appreciation (depreciation)2

-

16,797

10,700

27,497

 Purchases

-

5,328,890

1,064,250

6,393,140

 Sales

-

(4,656,697
)

(5,375
)

(4,662,072
)

 Changes between Level 3

-

-

-

-

 Transfers in and out of Level 3 categories*

-

-

-

-

 Balance as of 7/31/17

$
53,035

$
5,730,205

$
1,069,625

$
6,852,865

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/17

$
24,287

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date September 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date September 27, 2017

* Print the name and title of each signing officer under his or her signature.